Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Lubricants	$ 12,855	$ 11,877
Bunkers	49,582	35,417
Total	$ 62,437	$ 47,294